Leases - Components of lease cost (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases
Short-term lease cost	$ 46,107	$ 38,667	$ 175,170	$ 141,000